Acquisition of Colospan	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of Colospan

Note 4 – Acquisition of Colospan

On June 8, 2026, the Company entered into the SPA with Colospan, the shareholders of Colospan that are parties thereto, who hold more than 92% of the voting power of the outstanding share capital of Colospan, and Boaz Assaf, solely in his capacity as the representative of the shareholders of Colospan, pursuant to which, subject to the terms and conditions of the SPA, the Company purchased all of the issued and outstanding share capital of Colospan. On June 22, 2026, the Company entered into the Amended SPA with Colospan, 100% of the shareholders of Colospan, and Boaz Assaf, solely in his capacity as the representative of the shareholders of Colospan. Consummation of the Acquisition occurred on June 22, 2026, which resulted in Colospan becoming a wholly-owned subsidiary of the Company.

As consideration for the sale of all of the issued and outstanding share capital of Colospan, the Company paid the Colospan shareholders (“Selling Shareholders”) and certain SAFE investors (i) an aggregate amount of $3,300,000 in cash, which was allocated among the Selling Shareholders and the SAFE investors (the “Cash Consideration”) and (ii) a performance-based earnout consideration in an aggregate amount of up to $2,000,000 (the “Earnout Consideration”). The earnout payments will begin accruing on “Net Revenue Sales”, as that term is defined in the Amended SPA, recognized from July 1, 2027, on a cumulative basis, with no payments on the first $5 million of sales. Thereafter, payments will be calculated at 7% of incremental sales from $5 million to $12 million and 9% on sales above $12 million, with no retroactive application of higher tiers. Total earnout payments are capped at $2.0 million, but any unpaid portion will accelerate and become immediately payable upon a qualifying sale or licensing of Colospan or its assets (subject to customary exclusions) or if the Company completes equity financings totaling at least $17.5 million post-closing.

An aggregate of 7.5% of the Cash Consideration issuable by the Company will be held in an escrow fund for a period of 12 months for purposes of satisfying any post-closing indemnification claims under the Amended SPA. Pursuant to the Amended SPA, Colospan agreed to cancel, terminate, and extinguish any outstanding stock options and warrants at closing without any right to receive any consideration.

The acquisition of Colospan was accounted for as business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”) , and the purchase prices were allocated to the assets acquired and liabilities assumed based on their respective fair values as of the acquisition dates, inclusive of measurement period adjustments recorded during the period, as presented below (in thousands). The purchase price allocations are preliminary and subject to change as we complete the valuation of certain assets acquired and liabilities assumed.

The aggregate fair value of the consideration transferred was approximately $4.9 million, consisting of $3.3 million in cash consideration and approximately $1.6 million representing the acquisition-date fair value of contingent consideration. The contingent consideration was recorded as a liability at its acquisition-date fair value and will be remeasured to fair value at each reporting date until settled, with changes recognized in earnings.

The acquisition-date fair value of the contingent consideration was determined using a probability-weighted valuation approach that considered the potential payment scenarios specified in the Amended SPA. The estimated payments under the applicable scenarios were probability-weighted based on management’s assumptions and discounted to present value using discount rates reflecting the timing and risk associated with the respective payment scenarios. The fair value of the contingent consideration could be materially affected by changes in projected net sales, the probabilities assigned to the applicable payment scenarios, the expected timing of the potential payments and the applicable discount rates.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Consideration (USD in thousands)
Cash	$3,300
Contingent consideration	1,617
Fair value of total consideration transferred	$4,917

Purchase Price Allocation:
Goodwill	$1,764
Intangible assets – technology	4,642
Net tangible liabilities assumed	(421)
Deferred tax liability	(1,068)
Total consideration allocated	$4,917

The following table presents the preliminary details of the identified intangible assets acquired (in thousands, except years):

	Fair Value	Useful Life	Amortization Classification
	(in thousands)	(in years)
Technology	$4,642	7	Research and development
Total Colospan intangible assets acquired	$4,642